Share-based awards and other equity instruments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
The following table presents the amount of share-based compensation expense included in our condensed consolidated statements of operations during the periods presented:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2021	2020	2021	2020
Cost of revenue	€71	€70	€121	€120
Selling and marketing	299	345	525	677
Technology and content	1,065	1,146	1,729	2,181
General and administrative	3,461	2,625	5,640	4,709
Total share-based compensation expense	€4,896	€4,186	€8,015	€7,687

Schedule of stock options activity
The following table presents a summary of our share option activity for the six months ended June 30, 2021:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of December 31, 2020	26,347,149	3.29	12	28,356
Granted	5,308,986	0.06
Exercised	3,318,061	0.37
Cancelled	2,163,914	5.57
Balance as of June 30, 2021	26,174,160	2.90	11	45,917
Exercisable as of June 30, 2021	13,954,858	5.02	15	14,844
Vested and expected to vest after June 30, 2021	26,174,160	2.90	11	45,917

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs) for the six months ended June 30, 2021:

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of December 31, 2020	1,624,461	1.39	5
Granted	989,236	3.86
Vested	350,262	1.99
Cancelled	6,782	2.97
Balance as of June 30, 2021	2,256,653	2.38	5